Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			3 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Mar. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from Issuance of Warrants			$ 15,800,000
Offering costs allocated to warrant liabilities			1,450,524
IPO proceeds held in U.S.-based trust account	$ 690,000,000
Interest from trust account to pay dissolution expenses		$ 100,000	$ 100,000
Per share amount in the trust account for distribution to the public shareholders		$ 10.00	$ 10.00
Share price		$ 10.00	$ 10.00
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering	69,000,000	50,000,000	69,000,000
Units issued in initial public offering, price per unit	$ 10.00
Proceeds from initial public offering	$ 690,000,000
Percentage of shares to be redeemed if business combination was not completed			100.00%
Class of warrants exercise price	$ 11.50	$ 11.50
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering	9,000,000	57,500,000
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Maximum percentage of shares redeemed without prior consent from company		15.00%	15.00%
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of the fair value of assets in trust account of the target company net of deferred undrwriting commissions and taxes		80.00%	80.00%
Equity metohd investment ownership percentage		50.00%	50.00%
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering		50,000,000
Units issued in initial public offering, price per unit		$ 10.00
Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering		57,500,000
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants exercise price			$ 11.50
Private Placement Warrants [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering		8,000,000
Class of warrants exercise price		$ 1.50
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering		9,000,000
Private Placement Warrants [Member] | Common Class A [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price		$ 18.00	18.00
Private Placement Warrants [Member] | Common Class A [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price		10.00	$ 10.00
Sponsor [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrant or right, issued during the period			10,533,333
Class of warrant or right, issue price			$ 1.50
Proceeds from Issuance of Warrants			$ 15,800,000
Sponsor [Member] | Private Placement Warrants [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants exercise price		$ 11.50